FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	$ 817,356,537	$ 816,985,533
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	55,943,533	74,642,310
Level 1 | Recurring
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	817,356,537	816,985,533
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	34,850,560	51,186,760
Level 3 | Recurring
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities		57,753,222
Level 3 | Recurring | Private Placement Warrants.
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	$ 21,092,973	$ 23,455,550